Unaudited Pro Forma Information - Schedule of Pro Forma Basic and Diluted Net Profit (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Numerator
Net (loss)/profit attributable to common shareholders	¥ (25,383)	$ (3,645)	¥ (27,524)	¥ (75,713)
Redeemable preferred shares redemption value accretion reversed	32,854	4,719	29,118	26,474
Income allocation to participating redeemable common shares holders	7,431	1,067	1,558	(47,934)
Net (loss)/profit attributable to Huize Holding Limited	14,902	$ 2,141	¥ 3,152	¥ (97,173)
Pro Forma [Member]
Numerator
Net (loss)/profit attributable to common shareholders	(25,383)
Redeemable preferred shares redemption value accretion reversed	32,854
Income allocation to participating redeemable common shares holders	7,431
Net (loss)/profit attributable to Huize Holding Limited	¥ 14,902
Denominator
Weighted average number of common shares used in calculating pro forma basic and diluted net profit per share | shares	902,491,288	902,491,288
Dilutive effect of restricted shares | shares	3,220,130	3,220,130
Weighted average number of common shares used in calculating pro forma net income per share—diluted | shares	905,711,418	905,711,418
Pro forma basic and diluted net (loss)/profit per share | ¥ / shares	¥ 0.017
Pro forma diluted net (loss)/profit per share | ¥ / shares	¥ 0.017